Share-Based Compensation - Schedule of BitAccess Plan Stock Option Activity (Detail) - EmployeeStockOptionMember - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average remaining contractual term - Outstanding	6 years 7 months 6 days	7 years 7 months 6 days
Bit Access Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options - Beginning balance	6,254	6,254
Options - Granted	0	0
Options - Exercised	0	0
Options - End balance	6,254	6,254
Options - Vested and exercisable	4,663	3,242
Weighted-average exercise price - Beginning balance	$ 20.02	$ 20.02
Weighted-average exercise price - Granted	0	0
Weighted-average exercise price - Exercised	0	0
Weighted-average exercise price - End balance	20.02	20.02
Weighted-average exercise price - Vested and exercisable	$ 20.02	$ 20.02
Weighted-average remaining contractual term - Outstanding	7 years 7 months 6 days	8 years 7 months 6 days
Weighted-average remaining contractual term - Vested and exercisable	6 years 6 months 14 days
Weighted-average grant-date fair value - Outstanding	$ 21.63	$ 21.63
Weighted-average grant-date fair value - Granted	0	0
Weighted-average grant-date fair value - Exercised	0	0
Weighted-average grant-date fair value - Vested and exercisable	$ 21.35	$ 21.7